Note F - Reconciliation of Income Tax Expense By Applying The Statutory Federal Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes at statutory rate	$ 13,043	$ 18,807	$ 15,497
State and local income taxes, net of federal tax benefit	680	674	587
Research and development tax credits	(380)	(371)	(740)
Domestic production activities deduction	(964)	(1,324)	(952)
Lower foreign taxes differential	(476)	(583)	(612)
Uncertain tax positions	26	53	94
Valuation allowance	(59)	174	162
Other	287	163	137
Income tax expense	$ 12,157	$ 17,593	$ 14,173